SHARE-BASED PAYMENTS - Share option plan (Details) - Share options shares in Millions	12 Months Ended
Dec. 31, 2020 Y shares
Share-based payment transaction
Ratio of options granted exercisable each year	33.33%
Commencement period for exercise of options	1 year
Number of common shares available for grant of options	14.6
Maximum
Share-based payment transaction
Aggregate number of shares reserved for issuance	31.2
The aggregate percentage of common shares reserved for issuance under the plan	10
On or after February 16, 2011 | Maximum
Share-based payment transaction
Term of share options | Y	7